Calvert
Ultra-Short Duration Income Fund
December 31, 2020
Schedule of Investments (Unaudited)

Asset-Backed Securities — 24.9%

Security	Principal Amount (000's omitted)	Value
Avant Loans Funding Trust:
Series 2019-B, Class A, 2.72%, 10/15/26(1)	$6,868	$ 6,893,557
Series 2019-B, Class B, 3.15%, 10/15/26(1)	5,786	5,870,071
Chesapeake Funding II, LLC:
Series 2017-3A, Class A2, 0.499%, (1 mo. USD LIBOR + 0.34%), 8/15/29(1)(2)	847	847,162
Series 2017-4A, Class A1, 2.12%, 11/15/29(1)	1,250	1,257,068
Series 2020-1A, Class A2, 0.809%, (1 mo. USD LIBOR + 0.65%), 8/16/32(1)(2)	1,097	1,099,108
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	9,549	9,333,169
Conn's Receivables Funding, LLC:
Series 2019-A, Class A, 3.40%, 10/16/23(1)	876	880,438
Series 2019-B, Class A, 2.66%, 6/17/24(1)	933	934,170
Series 2019-B, Class B, 3.62%, 6/17/24(1)	2,180	2,187,672
Series 2020-A, Class A, 1.71%, 6/16/25(1)	4,442	4,448,325
Consumer Loan Underlying Bond Credit Trust:
Series 2019-P1, Class A, 2.94%, 7/15/26(1)	2,227	2,243,325
Series 2019-P2, Class A, 2.47%, 10/15/26(1)	4,070	4,095,238
Series 2020-P1, Class A, 2.26%, 3/15/28(1)	2,175	2,190,893
Credit Acceptance Auto Loan Trust:
Series 2017-3A, Class C, 3.48%, 10/15/26(1)	1,512	1,525,063
Series 2018-1A, Class B, 3.60%, 4/15/27(1)	3,000	3,023,465
DB Master Finance, LLC, Series 2017-1A, Class A2I, 3.629%, 11/20/47(1)	2,917	2,998,665
Dell Equipment Finance Trust:
Series 2020-1, Class A1, 1.983%, 5/21/21(1)	799	799,762
Series 2020-2, Class A2, 0.47%, 10/24/22(1)	1,250	1,252,601
FOCUS Brands Funding, LLC, Series 2017-1A, Class A2I, 3.857%, 4/30/47(1)	4,246	4,261,668
Ford Credit Auto Lease Trust:
Series 2020-B, Class A2A, 0.50%, 12/15/22	2,250	2,252,977
Series 2020-B, Class A2B, 0.419%, (1 mo. USD LIBOR + 0.26%), 12/15/22(2)	3,220	3,223,609
Hertz Fleet Lease Funding, L.P.:
Series 2017-1, Class A1, 0.799%, (1 mo. USD LIBOR + 0.65%), 4/10/31(1)(2)	3,607	3,606,495
Series 2017-1, Class A2, 2.13%, 4/10/31(1)	2,564	2,566,892
Series 2018-1, Class A1, 0.649%, (1 mo. USD LIBOR + 0.50%), 5/10/32(1)(2)	3,825	3,825,115
Series 2018-1, Class A2, 3.23%, 5/10/32(1)	1,983	1,994,659
Series 2019-1, Class A1, 0.619%, (1 mo. USD LIBOR + 0.47%), 1/10/33(1)(2)	821	823,234
Hilton Grand Vacations Trust, Series 2020-AA, Class A, 2.74%, 2/25/39(1)	1,429	1,498,767
Marlette Funding Trust:
Series 2018-2A, Class C, 4.37%, 7/17/28(1)	7,408	7,498,512
Security	Principal Amount (000's omitted)	Value
Marlette Funding Trust: (continued)
Series 2019-2A, Class A, 3.13%, 7/16/29(1)	$1,441	$ 1,454,011
Series 2020-2A, Class A, 1.02%, 9/16/30(1)	1,744	1,747,206
MVW, LLC, Series 2020-1A, Class A, 1.74%, 10/20/37(1)	411	420,604
NextGear Floorplan Master Owner Trust, Series 2018-1A, Class A1, 0.799%, (1 mo. USD LIBOR + 0.64%), 2/15/23(1)(2)	6,000	6,003,130
OneMain Financial Issuance Trust:
Series 2015-3A, Class A, 3.63%, 11/20/28(1)	678	678,903
Series 2015-3A, Class B, 4.16%, 11/20/28(1)	1,310	1,312,123
Series 2017-1A, Class A1, 2.37%, 9/14/32(1)	10,054	10,068,189
Series 2017-1A, Class A2, 0.954%, (1 mo. USD LIBOR + 0.80%), 9/14/32(1)(2)	775	775,471
Series 2018-1A, Class A, 3.30%, 3/14/29(1)	7,550	7,628,171
Series 2019-1A, Class A, 3.48%, 2/14/31(1)	875	883,100
Oportun Funding VIII, LLC, Series 2018-A, Class B, 4.45%, 3/8/24(1)	4,710	4,710,000
OSCAR US Funding X, LLC, Series 2019-1A, Class A2, 3.10%, 4/11/22(1)	311	311,779
Prosper Marketplace Issuance Trust:
Series 2019-3A, Class A, 3.19%, 7/15/25(1)	1,086	1,089,762
Series 2019-4A, Class A, 2.48%, 2/17/26(1)	1,788	1,793,726
ServiceMaster Funding, LLC, Series 2020-1, Class A2I, 2.841%, 1/30/51(1)	908	930,855
Small Business Lending Trust:
Series 2019-A, Class A, 2.85%, 7/15/26(1)	1,975	1,970,291
Series 2020-A, Class A, 2.62%, 12/15/26(1)	2,462	2,449,910
SoFi Consumer Loan Program, LLC:
Series 2017-4, Class A, 2.50%, 5/26/26(1)	949	952,972
Series 2017-5, Class A2, 2.78%, 9/25/26(1)	5,742	5,786,522
Series 2017-6, Class A2, 2.82%, 11/25/26(1)	3,218	3,233,067
SoFi Professional Loan Program, LLC, Series 2016-B, Class A1, 1.348%, (1 mo. USD LIBOR + 1.20%), 6/25/33(1)(2)	114	114,602
SpringCastle America Funding, LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	4,837	4,882,075
Springleaf Funding Trust:
Series 2015-BA, Class A, 3.48%, 5/15/28(1)	1,727	1,729,875
Series 2017-AA, Class A, 2.68%, 7/15/30(1)	6,950	6,965,331
Stack Infrastructure Issuer, LLC:
Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	26	28,452
Series 2020-1A, Class A2, 1.893%, 8/25/45(1)	1,525	1,545,601
Tesla Auto Lease Trust:
Series 2018-B, Class A, 3.71%, 8/20/21(1)	1,753	1,764,729
Series 2019-A, Class A2, 2.13%, 4/20/22(1)	8,568	8,647,564
Series 2020-A, Class A2, 0.55%, 5/22/23(1)	1,935	1,938,588
Theorem Funding Trust, Series 2020-1A, Class A, 2.48%, 10/15/26(1)	5,772	5,818,263

Calvert
Ultra-Short Duration Income Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Toyota Auto Receivables Owner Trust, Series 2020-C, Class A2, 0.36%, 2/15/23	$2,750	$ 2,751,795
Vantage Data Centers Issuer, LLC, Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	4,955	5,008,112
Verizon Owner Trust:
Series 2018-1A, Class A1A, 2.82%, 9/20/22(1)	65	64,892
Series 2018-1A, Class B, 3.05%, 9/20/22(1)	701	709,510
Series 2019-A, Class A1B, 0.482%, (1 mo. USD LIBOR + 0.33%), 9/20/23(2)	908	909,777
Series 2020-2A, Class A1B, 0.422%, (1 mo. USD LIBOR + 0.27%), 7/22/24(2)	13,500	13,534,811
Series 2020-B, Class A, 0.47%, 2/20/25	5,515	5,538,177
Total Asset-Backed Securities (identified cost $199,497,072)		$199,583,626

Collateralized Mortgage Obligations — 8.1%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re, Ltd.:
Series 2020-1A, Class M1A, 2.798%, (1 mo. USD LIBOR + 2.65%), 6/25/30(1)(2)	$2,632	$ 2,648,263
Series 2020-2A, Class M1A, 2.448%, (1 mo. USD LIBOR + 2.30%), 8/26/30(1)(2)	2,275	2,290,619
Series 2020-3A, Class M1A, 2.148%, (1 mo. USD LIBOR + 2.00%), 10/25/30(1)(2)	3,900	3,928,585
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2017-DNA3, Class M2, 2.648%, (1 mo. USD LIBOR + 2.50%), 3/25/30(2)	4,154	4,214,445
Series 2018-DNA1, Class M2, 1.948%, (1 mo. USD LIBOR + 1.80%), 7/25/30(2)	3,759	3,726,584
Series 2018-DNA1, Class M2AT, 1.198%, (1 mo. USD LIBOR + 1.05%), 7/25/30(2)	4,130	4,120,355
Series 2018-HQA2, Class M1, 0.898%, (1 mo. USD LIBOR + 0.75%), 10/25/48(1)(2)	571	572,058
Series 2019-DNA3, Class M2, 2.198%, (1 mo. USD LIBOR + 2.05%), 7/25/49(1)(2)	1,913	1,903,708
Series 2019-DNA4, Class M2, 2.098%, (1 mo. USD LIBOR + 1.95%), 10/25/49(1)(2)	3,344	3,339,632
Series 2020-DNA1, Class M1, 0.848%, (1 mo. USD LIBOR + 0.70%), 1/25/50(1)(2)	723	724,586
Series 2020-DNA2, Class M1, 0.898%, (1 mo. USD LIBOR + 0.75%), 2/25/50(1)(2)	2,950	2,958,269
Series 2020-DNA4, Class M1, 1.648%, (1 mo. USD LIBOR + 1.50%), 8/25/50(1)(2)	2,173	2,184,047
Series 2020-DNA5, Class M1, 1.377%, (SOFR + 1.30%), 10/25/50(1)(2)	1,995	2,005,085
Series 2020-DNA6, Class M1, 0.977%, (SOFR + 0.90%), 12/25/50(1)(2)	2,300	2,305,744
Series 2020-HQA1, Class M1, 0.898%, (1 mo. USD LIBOR + 0.75%), 1/25/50(1)(2)	421	422,420
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2014-C02, Class 1M2, 2.748%, (1 mo. USD LIBOR + 2.60%), 5/25/24(2)	$6,483	$ 6,331,552
Series 2014-C03, Class 1M2, 3.148%, (1 mo. USD LIBOR + 3.00%), 7/25/24(2)	4,816	4,738,538
Series 2014-C04, Class 1M2, 5.048%, (1 mo. USD LIBOR + 4.90%), 11/25/24(2)	9,516	9,780,751
Series 2019-R02, Class 1M2, 2.448%, (1 mo. USD LIBOR + 2.30%), 8/25/31(1)(2)	2,273	2,271,095
RESIMAC Bastille Trust, Series 2018-1NCA, Class A1, 1.003%, (1 mo. USD LIBOR + 0.85%), 12/5/59(1)(2)	1,503	1,503,184
RESIMAC Premier Trust, Series 2020-1A, Class A1A, 1.203%, (1 mo. USD LIBOR + 1.05%), 2/7/52(1)(2)	2,832	2,840,334
Total Collateralized Mortgage Obligations (identified cost $66,137,935)		$ 64,809,854

Commercial Mortgage-Backed Securities — 4.8%

Security	Principal Amount (000's omitted)	Value
BX Commercial Mortgage Trust, Series 2019-XL, Class A, 1.079%, (1 mo. USD LIBOR + 0.92%), 10/15/36(1)(2)	$4,334	$ 4,352,335
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-DSTY, Class A, 3.429%, 6/10/27(1)	6,322	3,896,245
Morgan Stanley Capital I Trust:
Series 2017-CLS, Class A, 0.859%, (1 mo. USD LIBOR + 0.70%), 11/15/34(1)(2)	4,950	4,952,594
Series 2017-CLS, Class B, 1.009%, (1 mo. USD LIBOR + 0.85%), 11/15/34(1)(2)	10,025	10,026,842
Series 2019-BPR, Class A, 1.559%, (1 mo. USD LIBOR + 1.40%), 5/15/36(1)(2)	7,605	7,340,467
Motel 6 Trust, Series 2017-MTL6, Class C, 1.559%, (1 mo. USD LIBOR + 1.40%), 8/15/34(1)(2)	5,492	5,474,884
RETL Trust, Series 2019-RVP, Class C, 2.259%, (1 mo. USD LIBOR + 2.10%), 3/15/36(1)(2)	2,650	2,561,051
Total Commercial Mortgage-Backed Securities (identified cost $41,287,558)		$ 38,604,418

Corporate Bonds — 56.8%

Security	Principal Amount (000's omitted)	Value
Basic Materials — 0.8%
LYB International Finance III, LLC, 1.238%, (3 mo. USD LIBOR + 1.00%), 10/1/23(2)	$6,520	$ 6,532,016
		$ 6,532,016

Calvert
Ultra-Short Duration Income Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Communications — 1.4%
Sprint Corp., 7.25%, 9/15/21	$2,700	$ 2,812,725
Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LLC, 3.36%, 9/20/21(1)	188	189,556
Verizon Communications, Inc., 1.219%, (3 mo. USD LIBOR + 1.00%), 3/16/22(2)	8,411	8,504,782
		$ 11,507,063
Consumer, Cyclical — 9.2%
American Honda Finance Corp.:
0.65%, 9/8/23	$4,200	$ 4,227,927
0.875%, 7/7/23	3,111	3,149,836
Daimler Finance North America, LLC, 0.77%, (3 mo. USD LIBOR + 0.55%), 5/4/21(1)(2)	5,000	5,007,300
Delta Air Lines, Inc.:
3.40%, 4/19/21	4,000	4,026,432
3.625%, 3/15/22	2,000	2,058,128
Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.50%, 10/20/25(1)	4,213	4,504,559
Ford Motor Credit Co., LLC:
1.044%, (3 mo. USD LIBOR + 0.81%), 4/5/21(2)	3,900	3,883,395
1.104%, (3 mo. USD LIBOR + 0.88%), 10/12/21(2)	3,140	3,102,932
1.296%, (3 mo. USD LIBOR + 1.08%), 8/3/22(2)	2,000	1,950,722
3.336%, 3/18/21	4,000	4,015,000
3.36%, (3 mo. USD LIBOR + 3.14%), 1/7/22(2)	2,000	2,013,962
5.875%, 8/2/21	3,000	3,074,250
Hyundai Capital America, 1.17%, (3 mo. USD LIBOR + 0.94%), 7/8/21(1)(2)	2,970	2,974,259
Macy's Retail Holdings, LLC, 3.875%, 1/15/22	6,570	6,553,575
Marriott International, Inc., 0.876%, (3 mo. USD LIBOR + 0.65%), 3/8/21(2)	4,949	4,951,005
Nordstrom, Inc., 4.00%, 10/15/21	2,485	2,514,119
PACCAR Financial Corp., 0.35%, 8/11/23	2,196	2,195,264
Toyota Motor Credit Corp.:
0.371%, (3 mo. USD LIBOR + 0.15%), 2/14/22(2)(3)	8,150	8,157,572
0.45%, 7/22/22	5,500	5,516,282
		$73,876,519
Consumer, Non-cyclical — 5.0%
AbbVie, Inc., 0.563%, (3 mo. USD LIBOR + 0.35%), 5/21/21(2)	$9,000	$9,009,024
Becton Dickinson and Co., 1.255%, (3 mo. USD LIBOR + 1.03%), 6/6/22(2)	390	393,232
Campbell Soup Co., 0.847%, (3 mo. USD LIBOR + 0.63%), 3/15/21(2)	5,000	5,004,582
Centene Corp.:
4.75%, 1/15/25	3,000	3,082,440
5.375%, 6/1/26(1)	3,000	3,167,880
Security	Principal Amount (000's omitted)	Value
Consumer, Non-cyclical (continued)
CVS Health Corp.:
0.95%, (3 mo. USD LIBOR + 0.72%), 3/9/21(2)	$5,460	$ 5,466,467
1.30%, 8/21/27	2,074	2,084,024
GlaxoSmithKline Capital PLC, 0.534%, 10/1/23	1,594	1,600,381
Royalty Pharma PLC:
0.75%, 9/2/23(1)	8,250	8,294,305
1.20%, 9/2/25(1)	1,650	1,676,736
		$ 39,779,071
Energy — 1.7%
NuStar Logistics, L.P.:
5.75%, 10/1/25	$1,660	$1,770,390
6.75%, 2/1/21	7,912	7,960,461
TerraForm Power Operating, LLC, 4.25%, 1/31/23(1)	3,800	3,935,375
		$13,666,226
Financial — 29.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.50%, 5/26/22	$1,300	$1,345,074
3.95%, 2/1/22	11,470	11,797,436
4.50%, 9/15/23	962	1,043,601
4.625%, 7/1/22	1,000	1,052,574
Air Lease Corp.:
3.50%, 1/15/22	2,825	2,907,617
3.875%, 4/1/21	4,000	4,020,210
Ally Financial, Inc., 1.45%, 10/2/23	5,000	5,106,405
Banco Santander S.A., 1.303%, (3 mo. USD LIBOR + 1.09%), 2/23/23(2)	3,330	3,366,854
Bank of America Corp.:
0.807%, (SOFR + 0.73%), 10/24/24(2)	13,800	13,918,189
1.389%, (3 mo. USD LIBOR + 1.18%), 10/21/22(2)	4,000	4,033,042
Bank of Montreal:
0.427%, (SOFR + 0.35%), 12/8/23(2)	8,200	8,207,723
0.757%, (SOFR + 0.68%), 3/10/23(2)(3)	10,000	10,089,212
Bank of Nova Scotia (The), 0.627%, (SOFR + 0.55%), 9/15/23(2)	8,500	8,554,892
BBVA Bancomer S.A./Texas, 1.875%, 9/18/25(1)	1,718	1,737,327
Canadian Imperial Bank of Commerce, 0.877%, (SOFR + 0.80%), 3/17/23(2)	12,310	12,429,060
Capital One Financial Corp., 0.934%, (3 mo. USD LIBOR + 0.72%), 1/30/23(2)	7,084	7,120,099
Citibank NA, 0.824%, (3 mo. USD LIBOR + 0.60%), 5/20/22(2)	5,000	5,009,621
Citigroup, Inc.:
0.776% to 10/30/23, 10/30/24(4)	4,080	4,108,453
0.947%, (SOFR + 0.87%), 11/4/22(2)	10,000	10,054,077

Calvert
Ultra-Short Duration Income Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Financial (continued)
Citigroup, Inc.: (continued)
1.296%, (3 mo. USD LIBOR + 1.07%), 12/8/21(2)	$4,500	$ 4,534,232
1.678% to 5/15/23, 5/15/24(4)	3,723	3,837,092
Danske Bank A/S, 1.171% to 12/8/22, 12/8/23(1)(4)	4,200	4,220,755
Discover Financial Services, 3.85%, 11/21/22	1,706	1,815,463
Empower Finance 2020, L.P., 1.357%, 9/17/27(1)	595	599,768
Goldman Sachs Group, Inc. (The), 1.325%, (3 mo. USD LIBOR + 1.11%), 4/26/22(2)	7,901	7,923,116
HAT Holdings I, LLC/HAT Holdings II, LLC, 5.25%, 7/15/24(1)	2,500	2,604,950
Lloyds Banking Group PLC, 1.326% to 6/15/22, 6/15/23(4)	2,380	2,406,847
Morgan Stanley:
0.777%, (SOFR + 0.70%), 1/20/23(2)	10,012	10,052,224
0.907%, (SOFR + 0.83%), 6/10/22(2)	5,000	5,013,418
National Bank of Canada:
0.55% to 11/15/23, 11/15/24(4)	3,752	3,764,915
0.90% to 8/15/22, 8/15/23(4)	2,031	2,043,933
Newmark Group, Inc., 6.125%, 11/15/23	2,500	2,720,648
PNC Bank NA:
0.53%, (3 mo. USD LIBOR + 0.33%), 2/24/23(2)	8,000	8,016,954
0.66%, (3 mo. USD LIBOR + 0.43%), 12/9/22(2)	10,600	10,631,568
Radian Group, Inc.:
4.50%, 10/1/24	2,000	2,115,000
6.625%, 3/15/25	1,000	1,134,375
Royal Bank of Canada, 0.527%, (SOFR + 0.45%), 10/26/23(2)	10,000	10,041,919
Santander UK Group Holdings PLC, 1.532% to 8/21/25, 8/21/26(4)	4,283	4,351,487
Standard Chartered PLC:
1.327%, (SOFR + 1.25%), 10/14/23(1)(2)	5,950	5,990,512
1.43%, (3 mo. USD LIBOR + 1.20%), 9/10/22(1)(2)	8,700	8,737,263
Synovus Bank/Columbus, GA, 2.289% to 2/10/22, 2/10/23(4)	4,078	4,131,080
Toronto-Dominion Bank (The), 0.527%, (SOFR + 0.45%), 9/28/23(2)	8,200	8,225,935
UBS Group AG:
1.008% to 7/30/23, 7/30/24(1)(4)	2,000	2,020,482
1.364% to 1/30/26, 1/30/27(1)(4)	354	358,142
UniCredit SpA, 2.569% to 9/22/25, 9/22/26(1)(4)	1,976	2,018,170
		$235,211,714
Government — 0.6%
European Bank for Reconstruction & Development, 1.875%, 7/15/21	$5,000	$5,044,543
		$5,044,543
Security	Principal Amount (000's omitted)	Value
Industrial — 3.1%
Caterpillar Financial Services Corp.:
0.45%, 9/14/23	$1,989	$ 1,997,325
0.454%, (3 mo. USD LIBOR + 0.22%), 1/6/22(2)	7,000	7,012,042
0.65%, 7/7/23	1,354	1,365,762
FedEx Corp., 3.40%, 1/14/22	2,000	2,063,762
Jabil, Inc., 4.70%, 9/15/22	8,073	8,603,353
Otis Worldwide Corp., 0.688%, (3 mo. USD LIBOR + 0.45%), 4/5/23(2)	3,500	3,500,961
		$ 24,543,205
Technology — 2.7%
DXC Technology Co., 4.00%, 4/15/23	$1,956	$2,081,864
Hewlett Packard Enterprise Co.:
0.90%, (3 mo. USD LIBOR + 0.68%), 3/12/21(2)	3,011	3,013,733
0.958%, (3 mo. USD LIBOR + 0.72%), 10/5/21(2)	16,267	16,269,422
Seagate HDD Cayman, 4.25%, 3/1/22	100	103,437
		$21,468,456
Utilities — 3.0%
Consolidated Edison, Inc., 0.65%, 12/1/23	$2,850	$2,856,247
Florida Power & Light Co., 0.602%, (3 mo. USD LIBOR + 0.38%), 7/28/23(2)	5,000	5,001,065
NextEra Energy Capital Holdings, Inc., 0.774%, (3 mo. USD LIBOR + 0.55%), 8/28/21(2)	2,175	2,175,729
Southern California Gas Co., 0.57%, (3 mo. USD LIBOR + 0.35%), 9/14/23(2)	11,599	11,601,627
Xcel Energy, Inc., 0.50%, 10/15/23	2,000	2,006,874
		$23,641,542
Total Corporate Bonds (identified cost $451,586,462)		$455,270,355

High Social Impact Investments — 0.1%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(5)(6)	$1,000	$ 963,980
Total High Social Impact Investments (identified cost $1,000,000)		$ 963,980

Calvert
Ultra-Short Duration Income Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Senior Floating-Rate Loans — 1.2%(7)

Security	Principal Amount (000's omitted)	Value
Electronics/Electrical — 0.5%
Go Daddy Operating Company, LLC, Term Loan, 2/15/24(8)	$2,025	$ 2,022,468
SS&C European Holdings S.a.r.l., Term Loan, 4/16/25(8)	845	836,503
SS&C Technologies, Inc., Term Loan, 4/16/25(8)	1,091	1,081,065
		$ 3,940,036
Equipment Leasing — 0.2%
Avolon TLB Borrower 1 (US), LLC, Term Loan, 2.50%, (1 mo. USD LIBOR + 1.75%, Floor 0.75%), 1/15/25	$1,301	$ 1,291,432
		$ 1,291,432
Leisure Goods/Activities/Movies — 0.2%
Bombardier Recreational Products, Inc., Term Loan, 5/24/27(8)	$2,000	$1,980,834
		$1,980,834
Telecommunications — 0.3%
CenturyLink, Inc., Term Loan, 2.397%, (1 mo. USD LIBOR + 2.25%), 3/15/27	$2,020	$1,999,280
Level 3 Financing, Inc., Term Loan, 3/1/27(8)	400	394,572
		$2,393,852
Total Senior Floating-Rate Loans (identified cost $9,594,598)		$9,606,154

U.S. Government Agency Mortgage-Backed Securities — 2.1%

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association:
30-Year, 2.00%, TBA(9)	$8,000	$ 8,317,463
30-Year, 2.50%, TBA(9)	8,000	8,437,184
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $16,657,500)		$ 16,754,647

U.S. Treasury Obligations — 1.2%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Note, 1.625%, 12/31/21	$9,875	$ 10,024,111
Total U.S. Treasury Obligations (identified cost $10,023,125)		$ 10,024,111

Short-Term Investments — 2.9%
Other — 2.9%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.12%(10)	23,138,049	$ 23,140,363
Total Other (identified cost $23,140,363)		$ 23,140,363
Securities Lending Collateral — 0.0%(11)
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.08%(12)	226,198	$ 226,198
Total Securities Lending Collateral (identified cost $226,198)		$ 226,198
Total Short-Term Investments (identified cost $23,366,561)		$ 23,366,561
Total Investments — 102.1% (identified cost $819,150,811)		$818,983,706
Other Assets, Less Liabilities — (2.1)%		$(17,060,663)
Net Assets — 100.0%		$801,923,043

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2020, the aggregate value of these securities is $299,911,866 or 37.4% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2020.
(3)	All or a portion of this security was on loan at December 31, 2020. The aggregate market value of securities on loan at December 31, 2020 was $221,445 and the total market value of the collateral received by the Fund was $226,198, comprised of cash.
(4)	Security converts to variable rate after the indicated fixed-rate coupon period.
(5)	Affiliated company.
(6)	Restricted security. Total market value of restricted securities amounts to $963,980, which represents 0.1% of the net assets of the Fund as of December 31, 2020.

Calvert
Ultra-Short Duration Income Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

(7)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate ("LIBOR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Base lending rates may be subject to a floor, or minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(8)	This Senior Loan will settle after December 31, 2020, at which time the interest rate will be determined.
(9)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.
(10)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2020.
(11)	Amount is less than 0.05%.
(12)	Represents investment of cash collateral received in connection with securities lending.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 5-Year Treasury Note	(110)	Short	3/31/21	$(13,878,047)	$(32,846)
U.S. Ultra 10-Year Treasury Note	(45)	Short	3/22/21	(7,036,172)	21,715
					$(11,131)
Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$1,000,000

Abbreviations:
LIBOR	– London Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced

Currency Abbreviations:
USD	– United States Dollar
At December 31, 2020, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended December 31, 2020, the Fund used futures contracts to hedge interest rate risk and to manage duration.
Affiliated Companies and Funds
The Fund has invested a portion of its assets in notes (the Notes) issued by Calvert Impact Capital, Inc. (CIC) pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission. There are certain potential points of affiliation between the Fund and CIC. Calvert Research and Management (CRM) has licensed use of the Calvert name to CIC and provides other types of support. CRM’s President and Chief Executive Officer (and the only director/trustee on the Fund Board that is an “interested person” of the Fund) serves on the CIC Board, along with one member of the Advisory Council to the Fund Board. In addition, another director/trustee on the Fund Board and a member of the Advisory Council each serve as a director emeritus on the CIC Board.

Calvert
Ultra-Short Duration Income Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

At December 31, 2020, the value of the Fund’s investment in the Notes and affiliated funds was $24,104,343, which represents 3.0% of the Fund’s net assets. Transactions in the Notes and affiliated funds by the Fund for the fiscal year to date ended December 31, 2020 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/Units, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	$ —	$ 1,000,000	$ —	$ —	$(36,020)	$ 963,980	$ 667	$ 1,000,000
Short-Term Investments
Calvert Cash Reserves Fund, LLC	17,839,076	150,046,438	(144,745,151)	—	—	23,140,363	9,603	23,138,049
Totals				$ —	$(36,020)	$24,104,343	$10,270

(1)	Restricted security.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2020, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$199,583,626	$—	$199,583,626
Collateralized Mortgage Obligations	—	64,809,854	—	64,809,854
Commercial Mortgage-Backed Securities	—	38,604,418	—	38,604,418
Corporate Bonds	—	455,270,355	—	455,270,355
High Social Impact Investments	—	963,980	—	963,980
Senior Floating-Rate Loans	—	9,606,154	—	9,606,154
U.S. Government Agency Mortgage-Backed Securities	—	16,754,647	—	16,754,647
U.S. Treasury Obligations	—	10,024,111	—	10,024,111
Short-Term Investments:
Other	—	23,140,363	—	23,140,363
Securities Lending Collateral	226,198	—	—	226,198
Total Investments	$226,198	$818,757,508	$ —	$818,983,706
Futures Contracts	$21,715	$ —	$ —	$21,715
Total	$247,913	$818,757,508	$ —	$819,005,421
Liability Description
Futures Contracts	$(32,846)	$ —	$ —	$(32,846)
Total	$(32,846)	$ —	$ —	$(32,846)

Calvert
Ultra-Short Duration Income Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Restricted Securities — The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.